LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2025
LOANS, NET [Abstract]
Schedule of Direct Loans, Net	This item consists of the following:

	2025	2024
	S/(000)	S/(000)

Direct loans -
Loans	122,308,754	118,396,820
Credit cards	6,716,700	6,223,711
Leasing receivables	5,019,366	5,260,182
Discounted notes	4,098,691	3,391,576
Factoring receivables and confirming	3,598,101	3,243,531
Advances and overdrafts in current account	56,637	132,231
Refinanced loans	2,009,723	2,241,062
Total direct loans	143,807,972	138,889,113

Internal overdue loans and under legal collection loans	4,821,126	5,430,132
	148,629,098	144,319,245
Add (less) -
Accrued interest	1,355,856	1,413,028
Total direct loans	149,984,954	145,732,273
Allowance for direct loan losses, Note 30.1 (c)	(7,669,950)	(7,994,977)
Total direct loans, net	142,315,004	137,737,296

Schedule of Composition of Gross Credit Balance	As of December 31, 2025, and 2024, the composition of the gross credit balance is as follows:

	2025	2024
	S/(000)	S/(000)

Direct loans, Note 7(a)	148,629,098	144,319,245
Indirect loans, Note 18(a)	21,267,157	22,139,321
Due from customers on banker’s acceptances	345,906	528,184
Total	170,242,161	166,986,750

Schedule of Movement of Gross Balance of Loan Portfolio by Stages
The following table presents the movement of the gross balance of the credit portfolio by stage periods 2025 and 2024:

Stage 1
Loans by class	Balance at December 31, 2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	89,105,601	(6,357,467)	(469,266)	3,576,054	309,924	1,023,019	5,587,697	–	(5,550,866)	87,224,696
Residential mortgage loans	18,956,529	(2,064,585)	(57,011)	3,393,702	32,643	7,760	2,635,093	–	(764,478)	22,139,653
Small and Micro-business loans	16,905,829	(9,011,684)	(90,624)	2,369,423	29,434	(1,023,019)	9,778,401	–	(351,549)	18,606,211
Consumer loans	14,392,541	(5,532,737)	(72,133)	2,625,644	116,152	(7,760)	6,288,017	–	(360,304)	17,449,420
Total	139,360,500	(22,966,473)	(689,034)	11,964,823	488,153	–	24,289,208	–	(7,027,197)	145,419,980

Stage 2
Loans by class	Balance at December 31, 2024	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	4,508,146	(3,576,054)	(1,324,351)	6,357,467	155,245	71,068	(893,639)	–	(173,438)	5,124,444
Residential mortgage loans	4,492,325	(3,393,702)	(385,204)	2,064,585	72,531	462	(370,485)	–	(50,031)	2,430,481
Small and Micro-business loans	4,243,585	(2,369,423)	(1,414,877)	9,011,684	92,463	(71,068)	(5,386,341)	–	(11,365)	4,094,658
Consumer loans	3,718,855	(2,625,644)	(1,346,489)	5,532,737	98,790	(462)	(1,898,936)	–	(11,949)	3,466,902
Total	16,962,911	(11,964,823)	(4,470,921)	22,966,473	419,029	–	(8,549,401)	–	(246,783)	15,116,485

Stage 3
Loans by class	Balance at December 31, 2024	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	5,873,420	(309,924)	(155,245)	469,266	1,324,351	307,257	(1,954,164)	(8,698)	(202,923)	5,343,340
Residential mortgage loans	1,643,178	(32,643)	(72,531)	57,011	385,204	(96)	(308,771)	–	(53,902)	1,617,450
Small and Micro-business loans	1,687,703	(29,434)	(92,463)	90,624	1,414,877	(307,257)	(1,375,550)	–	(30,759)	1,357,741
Consumer loans	1,459,038	(116,152)	(98,790)	72,133	1,346,489	96	(1,263,868)	–	(11,781)	1,387,165
Total	10,663,339	(488,153)	(419,029)	689,034	4,470,921	–	(4,902,353)	(8,698)	(299,365)	9,705,696

Consolidated 3 Stages
Loans by class	Balance at December 31, 2024	Written off and forgivens	Transfers between classes of loans	New loans and liquidation, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	99,487,167	(438,066)	1,401,344	3,177,960	(8,698)	(5,927,227)	97,692,480
Residential mortgage loans	25,092,032	(22,365)	8,126	1,978,202	–	(868,411)	26,187,584
Small and Micro-business loans	22,837,117	(1,265,317)	(1,401,344)	4,281,827	–	(393,673)	24,058,610
Consumer loans	19,570,434	(1,061,440)	(8,126)	4,186,653	–	(384,034)	22,303,487
Total	166,986,750	(2,787,188)	–	13,624,642	(8,698)	(7,573,345)	170,242,161

Stage 1
Loans by class	Balance at December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	83,928,787	(6,375,422)	(321,490)	5,170,908	557,795	1,471,769	4,212,548	–	460,706	89,105,601
Residential mortgage loans	19,150,069	(4,867,259)	(78,840)	2,949,592	22,355	2,186	1,727,613	–	50,813	18,956,529
Small and Micro-business loans	16,065,846	(9,240,619)	(115,321)	3,329,738	44,315	(1,471,769)	8,378,279	–	(84,640)	16,905,829
Consumer loans	15,234,060	(6,349,365)	(130,291)	2,545,058	85,014	(2,186)	2,982,062	–	28,189	14,392,541
Total	134,378,762	(26,832,665)	(645,942)	13,995,296	709,479	–	17,300,502	–	455,068	139,360,500

Stage 2
Loans by class	Balance at December 31, 2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	5,937,197	(5,170,908)	(1,523,412)	6,375,422	517,832	134,410	(1,763,989)	–	1,594	4,508,146
Residential mortgage loans	3,558,102	(2,949,592)	(493,788)	4,867,259	52,741	–	(548,555)	–	6,158	4,492,325
Small and Micro-business loans	4,630,314	(3,329,738)	(1,907,961)	9,240,619	118,948	(134,410)	(4,355,869)	–	(18,318)	4,243,585
Consumer loans	3,317,454	(2,545,058)	(1,777,749)	6,349,365	105,041	–	(1,731,395)	–	1,197	3,718,855
Total	17,443,067	(13,995,296)	(5,702,910)	26,832,665	794,562	–	(8,399,808)	–	(9,369)	16,962,911

Stage 3
Loans by class	Balance at December 31, 2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Transfers between classes of loans	New loans, liquidation and write-offs, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	7,307,176	(557,795)	(517,832)	321,490	1,523,412	(265,854)	(1,843,891)	(110,550)	17,264	5,873,420
Residential mortgage loans	1,468,748	(22,355)	(52,741)	78,840	493,788	871	(284,913)	(44,749)	5,689	1,643,178
Small and Micro-business loans	1,802,830	(44,315)	(118,948)	115,321	1,907,961	265,854	(2,237,017)	(7,081)	3,098	1,687,703
Consumer loans	1,546,687	(85,014)	(105,041)	130,291	1,777,749	(871)	(1,799,077)	(11,931)	6,245	1,459,038
Total	12,125,441	(709,479)	(794,562)	645,942	5,702,910	–	(6,164,898)	(174,311)	32,296	10,663,339

Consolidated 3 Stages
Loans by class	Balance at December 31, 2023	Written off and forgivens	Transfers between classes of loans	New loans and liquidation, net	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	97,173,160	(594,478)	1,340,325	1,199,146	(110,550)	479,564	99,487,167
Residential mortgage loans	24,176,919	(20,162)	3,057	914,307	(44,749)	62,660	25,092,032
Small and Micro-business loans	22,498,990	(1,746,105)	(1,340,325)	3,531,498	(7,081)	(99,860)	22,837,117
Consumer loans	20,098,201	(1,526,839)	(3,057)	978,429	(11,931)	35,631	19,570,434
Total	163,947,270	(3,887,584)	–	6,623,380	(174,311)	477,995	166,986,750

Schedule of Movement in Allowance for Loan loss for Direct and Indirect Loans	As of December 31, 2025, and 2024, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans, indirect loans and due from customers on banker’s acceptances:

Stage 1
Loans by class	Balance at December 31, 2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PD,LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	515,030	(132,277)	(5,379)	124,005	38,724	13,019	(109,674)	90,811	–	(75,250)	459,009
Residential mortgage loans	66,258	(10,917)	(452)	57,272	15,798	7,398	(83,929)	335	–	(1,910)	49,853
Small and Micro-business loans	384,283	(360,657)	(4,223)	113,044	18,386	522,212	(103,175)	(90,811)	–	(6,379)	472,680
Consumer loans	331,010	(265,816)	(3,668)	202,494	99,770	202,233	(91,743)	(335)	–	(13,965)	459,980
Total	1,296,581	(769,667)	(13,722)	496,815	172,678	744,862	(388,521)	–	–	(97,504)	1,441,522

Stage 2
Loans by class	Balance at December 31, 2024	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PD,LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	300,858	(124,005)	(125,576)	132,277	44,967	(64,594)	130,491	1,874	–	(9,913)	286,379
Residential mortgage loans	168,222	(57,272)	(30,834)	10,917	36,974	(16,599)	11,113	17	–	(6,249)	116,289
Small and Micro-business loans	396,679	(113,044)	(207,616)	360,657	46,832	(417,490)	353,343	(1,874)	–	(5,294)	412,193
Consumer loans	514,247	(202,494)	(354,315)	265,816	82,508	(149,272)	352,354	(17)	–	(9,389)	499,438
Total	1,380,006	(496,815)	(718,341)	769,667	211,281	(647,955)	847,301	–	–	(30,845)	1,314,299

Stage 3
Loans by class	Balance at December 31, 2024	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans liquidation, and write- offs, net	Changes in PD,LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,512,121	(38,724)	(44,967)	5,379	125,576	(793,976)	644,487	60,624	(2,637)	(82,650)	2,385,233
Residential mortgage loans	819,647	(15,798)	(36,974)	452	30,834	(148,499)	179,685	(55)	—	(28,851)	800,441
Small and Micro-business loans	1,167,319	(18,386)	(46,832)	4,223	207,616	(1,377,039)	1,099,546	(60,624)	—	(26,083)	949,740
Consumer loans	1,203,221	(99,770)	(82,508)	3,668	354,315	(1,184,622)	972,705	55	—	(16,773)	1,150,291
Total	5,702,308	(172,678)	(211,281)	13,722	718,341	(3,504,136)	2,896,423	–	(2,637)	(154,357)	5,285,705

Consolidated 3 Stages			Credit loss of the period
Loans by class	Balance at December 31, 2024	Loan portafolio written off and forgivens	New loans and liquidation, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2025
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,328,009	(464,330)	(381,221)	665,304	153,309	(2,637)	(167,813)	3,130,621
Residential mortgage loans	1,054,127	(23,807)	(133,893)	106,869	297	–	(37,010)	966,583
Small and Micro-business loans	1,948,281	(1,306,436)	34,119	1,349,714	(153,309)	–	(37,756)	1,834,613
Consumer loans	2,048,478	(1,130,907)	(754)	1,233,316	(297)	–	(40,127)	2,109,709
Total	8,378,895	(2,925,480)	(481,749)	3,355,203	–	(2,637)	(282,706)	8,041,526

Stage 1
Loans by class	Balance at December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	552,132	(151,847)	(7,753)	153,552	64,165	30,593	(147,692)	34,272	–	(12,392)	515,030
Residential mortgage loans	54,102	(20,949)	(430)	34,474	12,065	9,428	(22,871)	197	–	242	66,258
Small and Micro-business loans	348,124	(356,044)	(6,772)	107,403	28,034	464,092	(165,734)	(34,272)	–	(548)	384,283
Consumer loans	285,091	(245,783)	(5,297)	142,011	74,041	51,412	29,377	(197)	–	355	331,010
Total	1,239,449	(774,623)	(20,252)	437,440	178,305	555,525	(306,920)	–	–	(12,343)	1,296,581

Stage 2
Loans by class	Balance at December 31, 2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	New loans liquidation, and write- offs, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	399,536	(153,552)	(205,233)	151,847	55,861	(114,850)	143,678	24,408	–	(837)	300,858
Residential mortgage loans	121,258	(34,474)	(41,104)	20,949	29,958	(18,325)	90,309	–	–	(349)	168,222
Small and Micro-business loans	431,282	(107,403)	(351,156)	356,044	69,433	(292,119)	318,559	(24,408)	–	(3,553)	396,679
Consumer loans	435,150	(142,011)	(434,526)	245,783	85,974	(146,722)	473,117	–	–	(2,518)	514,247
Total	1,387,226	(437,440)	(1,032,019)	774,623	241,226	(572,016)	1,025,663	–	–	(7,257)	1,380,006

Stage 3
Loans by class	Balance at December 31, 2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	New loans liquidation, and write- offs, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	2,631,554	(64,165)	(55,861)	7,753	205,233	(881,988)	837,925	(89,886)	(83,143)	4,699	2,512,121
Residential mortgage loans	785,261	(12,065)	(29,958)	430	41,104	(155,152)	213,306	227	(25,181)	1,675	819,647
Small and Micro-business loans	1,288,082	(28,034)	(69,433)	6,772	351,156	(1,898,683)	1,435,145	89,886	(5,540)	(2,032)	1,167,319
Consumer loans	1,314,373	(74,041)	(85,974)	5,297	434,526	(1,656,047)	1,275,984	(227)	(8,554)	(2,116)	1,203,221
Total	6,019,270	(178,305)	(241,226)	20,252	1,032,019	(4,591,870)	3,762,360	–	(122,418)	2,226	5,702,308

Consolidated 3 Stages			Credit loss of the period
Loans by class	Balance at December 31, 2023	Loan portafolio written off and forgivens	New loans and liquidation, net	Changes in PD, LGD, EAD (*)	Transfers between classes of loans	Sale of loan portfolio	Exchange differences and others	Balance at December 31, 2024
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,583,222	(614,686)	(351,559)	833,911	(31,206)	(83,143)	(8,530)	3,328,009
Residential mortgage loans	960,621	(23,023)	(141,026)	280,744	424	(25,181)	1,568	1,054,127
Small and Micro-business loans	2,067,488	(1,813,283)	86,573	1,587,970	31,206	(5,540)	(6,133)	1,948,281
Consumer loans	2,034,614	(1,619,567)	(131,790)	1,778,478	(424)	(8,554)	(4,279)	2,048,478
Total	8,645,945	(4,070,559)	(537,802)	4,481,103	–	(122,418)	(17,374)	8,378,895
(*)    The movement includes the following effects:
(i)    Calibrations to the PD, LGD and EAD models;
(ii)    Updating of macroeconomic models and projections;
(iii)    Increase or decrease in credit risk due to phase changes;
(iv)    Increase or decrease in the risk inherent to credits that remain in the same phase.
(**)The movement in the expected credit loss allowance for the 2025 period includes provisions for direct loans of approximately S/ 7,670.0 million and provisions for indirect loans and due from customers on banker’s acceptances of S/ 371.6 million (S/ 7,994.9 million and S/ 383.9 million, respectively, as of December 31, 2024). The expected loss on indirect loans and due from customers on banker’s acceptances is included under “Other liabilities” in the consolidated statement of financial position (Note 12(a)). In management’s opinion, the expected credit loss allowance for loans recognized as of December 31, 2025 and 2024 has been determined in accordance with IFRS 9 and is sufficient to cover losses in the loan portfolio.

Schedule of Maturity and Payment Due for Gross Direct Loans	The following table presents the gross direct loan portfolio as of December 31, 2025, and 2024 by maturity based on the remaining period to the payment due date:

	2025	2024
	S/(000)	S/(000)
Outstanding loans -
From 1 to 3 months	33,318,459	31,363,434
From 3 months to 1 year	39,713,962	37,349,571
From 1 to 3 years	30,472,885	29,185,013
From 3 to 5 years	14,738,099	13,319,494
From 5 to 15 years	24,092,636	25,578,139
More than 15 years	1,471,931	2,093,462
	143,807,972	138,889,113

Internal overdue loans -
Overdue up to 90 days	747,943	1,046,337
Over 90 days	4,073,183	4,383,795
	4,821,126	5,430,132

Total	148,629,098	144,319,245